Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Field camps and equipment [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 4 Years
Furniture and fixtures [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 4 Years
Office and communication equipment [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 4 Years
Vehicles [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 4 Years
Leasehold improvements [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	straight line over the lease term